Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Summary of reconciliation of common stock subject to possible redemption

At December 31, 2022 and 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$333,500,000
Less:
Proceeds allocated to Public Warrants	(11,639,150)
Class A common stock issuance costs	(18,244,148)
Plus:
Remeasurement of carrying value to redemption value	29,883,298
Class A common stock subject to possible redemption, December 31, 2021	333,500,000
Remeasurement of carrying value to redemption value	3,858,456
Class A common stock subject to possible redemption, December 31, 2022	$337,358,456

Reconciliation of Net Income per Common Share

	For the Years Ended December 31,
	2022	2021
Class A Common Stock
Numerator: Net income allocable to Class A common stock	$8,425,951	$6,467,292
Denominator: Weighted Average Class A common stock
Basic and diluted weighted average shares outstanding	33,350,000	26,954,110
Basic and diluted net income per share	$0.25	$0.24

Class B Common Stock
Numerator: Net income allocable to Class B common stock	$2,106,488	$1,927,427
Denominator: Weighted Average Class A common stock
Basic and diluted weighted average shares outstanding	8,337,500	8,033,048
Basic and diluted net income per share	$0.25	$0.24